General (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	May 15, 2017	Jan. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
General (Textual)
Aggregate net proceeds received from offering				$ 35,077
Secondary Offering [Member]
General (Textual)
Ordinary shares issued under offering	$ 4,250,000	$ 8,625,000
Aggregate net proceeds received from offering		$ 35,077